Average Annual Total Returns - Invesco Senior Floating Rate Fund	Class A InceptionDate	Class A 1Year	Class A 5Years	Class A 10Years	Class A Return After Taxes on Distributions 1Year	Class A Return After Taxes on Distributions 5Years	Class A Return After Taxes on Distributions 10Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10Years	Class C InceptionDate	Class C 1Year	Class C 5Years	Class C 10Years	Class R InceptionDate	Class R 1Year	Class R 5Years	Class R Since Inception	Class Y InceptionDate	Class Y 1Year	Class Y 5Years	Class Y 10Years	Class R5 InceptionDate		Class R5 1Year		Class R5 5Years		Class R5 10Years		Class R6 InceptionDate	Class R6 1Year	Class R6 5Years	Class R6 Since Inception	Custom Invesco Senior Floating Rate Index (reflects no deduction for fees, expenses or taxes) 1Year		Custom Invesco Senior Floating Rate Index (reflects no deduction for fees, expenses or taxes) 5Years		Custom Invesco Senior Floating Rate Index (reflects no deduction for fees, expenses or taxes) 10Years		JP Morgan Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 1Year	JP Morgan Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 5Years	JP Morgan Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Sep. 08, 1999	(7.56%)	1.85%	2.46%	(9.40%)	(0.12%)	0.51%	(4.52%)	0.58%	1.06%	Sep. 08, 1999	(6.23%)	1.74%	2.27%	Oct. 26, 2012	(4.72%)	2.28%	1.98%	Nov. 28, 2005	(4.26%)	2.78%	3.06%	May 24, 2019	[1]	(4.20%)	[1]	2.62%	[1]	2.85%	[1]	Oct. 26, 2012	(4.14%)	2.88%	2.59%	3.19%	[2]	5.34%	[2]	4.68%	[2]	3.19%	5.34%	4.63%

[1]	Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[2]	The “Custom Invesco Senior Floating Rate Index” reflects the performance of the Credit Suisse Leveraged Loan Index through September 30, 2014 and the J.P. Morgan Leveraged Loan Index from October 1, 2014.